Average Annual Total Returns{- Fidelity OTC K6 Portfolio} - 07.31 Fidelity OTC K6 Portfolio PRO-05 - Fidelity OTC K6 Portfolio	Fidelity OTC K6 Portfolio Return Before Taxes Past 1 year	Fidelity OTC K6 Portfolio Return Before Taxes Since Inception		NS004 Past 1 year	NS004 Since Inception
Total	25.97%	35.59%	[1]	22.18%	32.17%	[1]

[1]	(a)From June 13, 2019